Note 4 - Acquisition of Homestake Resources - Purchase Price Allocation (Details) $ in Thousands	Sep. 07, 2016 CAD ($)
Statement Line Items [Line Items]
Fair value of common shares issued on acquisition	$ 13,262
Fair value of investment in shares of Homestake	285
Fair value of share options issued on acquisition	107
Fair value of warrants issued on acquisition	692
Transaction costs associated with the acquisition	1,044
Total purchase price to allocate	15,390
Cost of assets acquired and liabilities assumed:
Cash and cash equivalents	1
Amounts receivable and prepaid expenses	37
Marketable securities	771
Reclamation bond	55
Mineral properties	16,060
Accounts payable and accrued liabilities	(1,534)
$ 15,390